Investment Objectives and Goals	Sep. 20, 2024
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin Structured Alt Protection ETF — Month TBD 1
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Bitcoin Structured Alt Protection ETF — Month TBD 1 (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, track the positive price return of the iShares Bitcoin Trust ETF (IBIT) (the "Underlying ETP") which, in turn, owns bitcoin that is held by a bitcoin custodian on behalf of the Underlying ETP up to a cap of [ %] (the "Cap"), while protecting against 100% of negative price return of the Underlying ETP (before fees and expenses), for the period from ____________202[ ] through __________ 202[ ].

Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD2
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin Structured Alt Protection ETF — Month TBD 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Bitcoin Structured Alt Protection ETF — Month TBD 2 (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, track the positive price return of the iShares Bitcoin Trust ETF (IBIT) (the "Underlying ETP") which, in turn, owns bitcoin that is held by a bitcoin custodian on behalf of the Underlying ETP up to a cap of [ %] (the "Cap"), while protecting against 100% of negative price return of the Underlying ETP (before fees and expenses), for the period from ____________202[ ] through __________ 202[ ].

Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD3
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin Structured Alt Protection ETF — Month TBD 3
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Bitcoin Structured Alt Protection ETF — Month TBD 3 (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, track the positive price return of the iShares Bitcoin Trust ETF (IBIT) (the "Underlying ETP") which, in turn, owns bitcoin that is held by a bitcoin custodian on behalf of the Underlying ETP up to a cap of [ %] (the "Cap"), while protecting against 100% of negative price return of the Underlying ETP (before fees and expenses), for the period from ____________202[ ] through __________ 202[ ].

Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD4
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin Structured Alt Protection ETF — Month TBD 4
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Bitcoin Structured Alt Protection ETF — Month TBD 4 (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, track the positive price return of the iShares Bitcoin Trust ETF (IBIT) (the "Underlying ETP") which, in turn, owns bitcoin that is held by a bitcoin custodian on behalf of the Underlying ETP up to a cap of [ %] (the "Cap"), while protecting against 100% of negative price return of the Underlying ETP (before fees and expenses), for the period from ____________202[ ] through __________ 202[ ].